Leases (Details) - Schedule of operating lease cost and weighted average remaining lease term and discount rate - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Schedule of operating lease cost and weighted average remaining lease term and discount rate [Abstract]
Operating lease cost, classification	Occupancy
Operating lease cost	$ 275	$ 258